Employee Compensation - Share-Based Compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) - Employee Stock Options [Member]	12 Months Ended
	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares	Oct. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options | shares	6,554,492	6,312,576	5,976,870
Weighted- average exercise price	$ 110.14	$ 105.26	$ 98.12
Number of stock options | shares	2,856,460	2,759,935
Weighted- average exercise price	$ 95.27	$ 89.99
Range of exercise prices $70.01 to $80.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	332,980
Weighted- average remaining contractual life (years)	10 months 24 days
Weighted- average exercise price	$ 77.42
Number of stock options | shares	332,980
Weighted- average exercise price	$ 77.42
Range of exercise prices $80.01 to $90.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	563,982
Weighted- average remaining contractual life (years)	4 years 1 month 6 days
Weighted- average exercise price	$ 89.9
Number of stock options | shares	563,982
Weighted- average exercise price	$ 89.9
Range of exercise prices $90.01 to $100.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	1,185,672
Weighted- average remaining contractual life (years)	5 years
Weighted- average exercise price	$ 97.07
Number of stock options | shares	749,448
Weighted- average exercise price	$ 97.03
Range of exercise prices $100.01 to $120.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options | shares	2,281,462
Weighted- average remaining contractual life (years)	6 years 8 months 12 days
Weighted- average exercise price	$ 109.43
Number of stock options | shares	1,195,574
Weighted- average exercise price	$ 101.19
Range of exercise prices $120.01 and over [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options | shares	2,190,396
Weighted- average remaining contractual life (years)	7 years 8 months 12 days
Weighted- average exercise price	$ 128.14
Number of stock options | shares	14,476
Weighted- average exercise price	$ 135.58